Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 0.78	$ 0.63	$ 0.43
Interim dividend, Per share	0.65	0.55	0.55
Special dividend, Per share		1.02
Dividends paid during the period, Per share	$ 1.43	$ 2.20	$ 0.98
Prior year final dividend, Total	$ 3,946	$ 3,356	$ 2,291
Interim dividend, Total	3,288	2,788	2,930
Special dividend, Total		5,158
Dividends paid during the period, Total	$ 7,234	$ 11,302	$ 5,221